RELATED-PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related-party transactions
Due (from) to related parties	$ 6,807,000	$ 6,065,000
Noncontrolling interest and third-party management company
Related-party transactions
Management fee incurred related to the rental properties	310,000	683,000	1,434,000
Management Company | Asset management fees
Related-party transactions
Fees	21,767,000	20,924,000	19,326,000
Due (from) to related parties	5,426,000	5,206,000
Management Company | 0 - 500,000
Related-party transactions
Quarterly Fee Percentage	0.25%
Management Company | 0 - 500,000 | Minimum
Related-party transactions
Daily average gross fair value of investments	0
Management Company | 0 - 500,000 | Maximum
Related-party transactions
Daily average gross fair value of investments	500,000
Management Company | 500,000 - 1,000,000
Related-party transactions
Quarterly Fee Percentage	0.2375%
Management Company | 500,000 - 1,000,000 | Minimum
Related-party transactions
Daily average gross fair value of investments	500,000
Management Company | 500,000 - 1,000,000 | Maximum
Related-party transactions
Daily average gross fair value of investments	1,000,000
Management Company | 1,000,000 - 1,500,000
Related-party transactions
Quarterly Fee Percentage	0.225%
Management Company | 1,000,000 - 1,500,000 | Minimum
Related-party transactions
Daily average gross fair value of investments	1,000,000
Management Company | 1,000,000 - 1,500,000 | Maximum
Related-party transactions
Daily average gross fair value of investments	1,500,000
Management Company | 1,500,000 - 4,000,000
Related-party transactions
Quarterly Fee Percentage	0.2125%
Management Company | 1,500,000 - 4,000,000 | Minimum
Related-party transactions
Daily average gross fair value of investments	1,500,000
Management Company | 1,500,000 - 4,000,000 | Maximum
Related-party transactions
Daily average gross fair value of investments	4,000,000
Management Company | 4,000,000 - 20,000,000
Related-party transactions
Quarterly Fee Percentage	0.10%
Management Company | 4,000,000 - 20,000,000 | Minimum
Related-party transactions
Daily average gross fair value of investments	4,000,000
Management Company | 4,000,000 - 20,000,000 | Maximum
Related-party transactions
Daily average gross fair value of investments	20,000,000
CIM Management Entities
Related-party transactions
Due (from) to related parties	1,445,000	844,000
Leasing commissions	537,000	744,000	844,000
CIM Management Entities | Property management fees
Related-party transactions
Fees	4,828,000	4,171,000	3,188,000
CIM Management Entities | On-site personnel
Related-party transactions
Fees	5,082,000	2,726,000	1,000,000
CIM Management Entities | Development management fees
Related-party transactions
Fees	834,000	973,000	1,576,000
CIM Management Entities and related parties
Related-party transactions
Due (from) to related parties	$ (64,000)	$ 15,000